Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Composition of Loan Portfolio
The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2020	2019

Commercial
Commercial	$97,315	$98,168
Lease financing	5,556	5,695

Total commercial	102,871	103,863

Commercial Real Estate
Commercial mortgages	28,472	29,404
Construction and development	10,839	10,342

Total commercial real estate	39,311	39,746

Residential Mortgages
Residential mortgages	66,525	59,865
Home equity loans, first liens	9,630	10,721

Total residential mortgages	76,155	70,586

Credit Card	22,346	24,789

Other Retail
Retail leasing	8,150	8,490
Home equity and second mortgages	12,472	15,036
Revolving credit	2,688	2,899
Installment	13,823	11,038
Automobile	19,722	19,435
Student	169	220

Total other retail	57,024	57,118

Total loans	$297,707	$296,102

Activity in Allowance for Credit Losses by Portfolio Class
Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Covered Loans	Total Loans
Balance at December 31, 2019	$1,484	$799	$433	$1,128	$647	$–	$4,491
Add
Change in accounting principle (a)	378	(122)	(30)	872	401	–	1,499
Provision for credit losses	1,074	1,054	158	1,184	336	–	3,806
Deduct
Loans charged-off	575	210	19	975	401	–	2,180
Less recoveries of loans charged-off	(62)	(23)	(31)	(146)	(132)	–	(394)

Net loans charged-off	513	187	(12)	829	269	–	1,786

Balance at December 31, 2020	$2,423	$1,544	$573	$2,355	$1,115	$–	$8,010

Balance at December 31, 2018	$1,454	$800	$455	$1,102	$630	$–	$4,441
Add
Provision for credit losses	315	13	(19)	919	276	–	1,504
Deduct
Loans charged-off	399	21	34	1,028	385	–	1,867
Less recoveries of loans charged-off	(114)	(7)	(31)	(135)	(126)	–	(413)

Net loans charged-off	285	14	3	893	259	–	1,454

Balance at December 31, 2019	$1,484	$799	$433	$1,128	$647	$–	$4,491

Balance at December 31, 2017	$1,372	$831	$449	$1,056	$678	$31	$4,417
Add
Provision for credit losses	333	(50)	23	892	211	(30)	1,379
Deduct
Loans charged-off	350	9	48	970	383	–	1,760
Less recoveries of loans charged-off	(99)	(28)	(31)	(124)	(124)	–	(406)

Net loans charged-off	251	(19)	17	846	259	–	1,354
Other changes	–	–	–	–	–	(1)	(1)

Balance at December 31, 2018	$1,454	$800	$455	$1,102	$630	$–	$4,441
(a)
Effective January 1, 2020, the Company adopted accounting guidance which changed impairment recognition of financial instruments to a model that is based on expected losses rather than incurred losses.

Summary of Loans by Portfolio Class, Including Delinquency Status of those that Continue to Accrue Interest and are Nonperforming
The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming (b)	Total

December 31, 2020
Commercial	$102,127	$314	$55	$375	$102,871
Commercial real estate	38,676	183	2	450	39,311
Residential mortgages (a)	75,529	244	137	245	76,155
Credit card	21,918	231	197	–	22,346
Other retail	56,466	318	86	154	57,024

Total loans	$294,716	$1,290	$477	$1,224	$297,707

December 31, 2019
Commercial	$103,273	$307	$79	$204	$103,863
Commercial real estate	39,627	34	3	82	39,746
Residential mortgages (a)	70,071	154	120	241	70,586
Credit card	24,162	321	306	–	24,789
Other retail	56,463	393	97	165	57,118

Total loans	$293,596	$1,209	$605	$692	$296,102
(a)
At December 31, 2020, $1.4 billion of loans 30–89 days past due and $1.8 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs, were classified as current, compared with $428 million and $1.7 billion at December 31, 2019, respectively.

(b)
Substantially all nonperforming loans at December 31, 2020 and 2019, had an associated allowance for credit losses. The Company recognized interest income on nonperforming loans of $23 million and $24 million for the years ended December 31, 2020 and 2019, respectively, compared to what would have been recognized at the original contractual terms of the loans of $45 million and $43 million, respectively.

Summary of Loans by Portfolio Class and Company's Internal Credit Quality Rating
The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

	December 31, 2020					December 31, 2019
		Criticized					Criticized
(Dollars in Millions)	Pass	Special Mention	Classified (a)	Total Criticized	Total	Pass	Special Mention	Classified (a)	Total Criticized	Total
Commercial
Originated in 2020	$34,557	$1,335	$1,753	$3,088	$37,645	$–	$–	$–	$–	$–
Originated in 2019	17,867	269	349	618	18,485	33,550	174	222	396	33,946
Originated in 2018	12,349	351	176	527	12,876	21,394	420	136	556	21,950
Originated in 2017	5,257	117	270	387	5,644	10,464	165	97	262	10,726
Originated in 2016	2,070	81	26	107	2,177	4,984	10	37	47	5,031
Originated prior to 2016	2,884	47	89	136	3,020	5,151	86	96	182	5,333
Revolving	22,445	299	280	579	23,024	26,307	292	278	570	26,877
Total commercial	97,429	2,499	2,943	5,442	102,871	101,850	1,147	866	2,013	103,863
Commercial real estate
Originated in 2020	9,446	461	1,137	1,598	11,044	–	–	–	–	–
Originated in 2019	9,514	454	1,005	1,459	10,973	12,976	108	108	216	13,192
Originated in 2018	6,053	411	639	1,050	7,103	9,455	71	56	127	9,582
Originated in 2017	2,650	198	340	538	3,188	5,863	99	64	163	6,026
Originated in 2016	2,005	132	140	272	2,277	3,706	117	60	177	3,883
Originated prior to 2016	2,757	108	169	277	3,034	4,907	78	101	179	5,086
Revolving	1,445	9	238	247	1,692	1,965	11	1	12	1,977
Total commercial real estate	33,870	1,773	3,668	5,441	39,311	38,872	484	390	874	39,746
Residential mortgages (b)
Originated in 2020	23,262	1	3	4	23,266	–	–	–	–	–
Originated in 2019	13,969	1	17	18	13,987	18,819	2	1	3	18,822
Originated in 2018	5,670	1	22	23	5,693	9,204	–	11	11	9,215
Originated in 2017	6,918	1	24	25	6,943	9,605	–	21	21	9,626
Originated in 2016	8,487	2	32	34	8,521	11,378	–	29	29	11,407
Originated prior to 2016	17,434	–	310	310	17,744	21,168	–	348	348	21,516
Revolving	1	–	–	–	1	–	–	–	–	–
Total residential mortgages	75,741	6	408	414	76,155	70,174	2	410	412	70,586
Credit card (c)	22,149	–	197	197	22,346	24,483	–	306	306	24,789
Other retail
Originated in 2020	17,589	–	7	7	17,596	–	–	–	–	–
Originated in 2019	11,605	–	23	23	11,628	15,907	–	11	11	15,918
Originated in 2018	6,814	–	27	27	6,841	10,131	–	23	23	10,154
Originated in 2017	3,879	–	22	22	3,901	7,907	–	28	28	7,935
Originated in 2016	1,825	–	11	11	1,836	3,679	–	20	20	3,699
Originated prior to 2016	1,906	–	18	18	1,924	3,274	–	28	28	3,302
Revolving	12,647	–	110	110	12,757	15,509	10	138	148	15,657
Revolving converted to term	503	–	38	38	541	418	–	35	35	453
Total other retail	56,768	–	256	256	57,024	56,825	10	283	293	57,118
Total loans	$285,957	$4,278	$7,472	$11,750	$297,707	$292,204	$1,643	$2,255	$3,898	$296,102
Total outstanding commitments	$627,606	$8,772	$9,374	$18,146	$645,752	$619,224	$2,451	$2,873	$5,324	$624,548
Note:	Year of origination is based on the origination date of a loan or the date when the maturity date, pricing or commitment amount is amended.
(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)
At December 31, 2020, $1.8 billion of GNMA loans 90 days or more past due and $1.4 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs were classified with a pass rating, compared with $1.7 billion and $1.6 billion at December 31, 2019, respectively.

(c)	All credit card loans are considered revolving loans.

Summary of Loans Modified as TDRs	The following table provides a summary of loans modified as TDRs for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post- Modification Outstanding Loan Balance

2020
Commercial	3,423	$628	$493
Commercial real estate	149	262	218
Residential mortgages	1,176	402	401
Credit card	23,549	135	136
Other retail	4,027	117	114

Total loans, excluding loans purchased from GNMA mortgage pools	32,324	1,544	1,362
Loans purchased from GNMA mortgage pools	4,630	667	659

Total loans	36,954	$2,211	$2,021

2019
Commercial	3,445	$376	$359
Commercial real estate	136	129	125
Residential mortgages	417	55	54
Credit card	34,247	185	186
Other retail	2,952	63	61

Total loans, excluding loans purchased from GNMA mortgage pools	41,197	808	785
Loans purchased from GNMA mortgage pools	6,257	856	827

Total loans	47,454	$1,664	$1,612

2018
Commercial	2,824	$336	$311
Commercial real estate	127	168	169
Residential mortgages	526	73	69
Credit card	33,318	169	171
Other retail	2,462	58	55
Covered Loans	3	1	1

Total loans, excluding loans purchased from GNMA mortgage pools	39,260	805	776
Loans purchased from GNMA mortgage pools	6,268	821	803

Total loans	45,528	$1,626	$1,579

Summary of Loans Modified as TDRs in the Past Twelve Months that have Subsequently Defaulted
The following table provides a summary of TDR loans that defaulted (fully or partially charged-off
or became 90 days or more past due) for the years ended December 31, that were modified as TDRs within 12 months previous to default:

(Dollars in Millions)	Number of Loans	Amount Defaulted

2020
Commercial	1,148	$80
Commercial real estate	50	30
Residential mortgages	38	5
Credit card	6,688	35
Other retail	307	4

Total loans, excluding loans purchased from GNMA mortgage pools	8,231	154
Loans purchased from GNMA mortgage pools	498	66

Total loans	8,729	$220

2019
Commercial	1,040	$46
Commercial real estate	36	24
Residential mortgages	137	15
Credit card	8,273	40
Other retail	380	10

Total loans, excluding loans purchased from GNMA mortgage pools	9,866	135
Loans purchased from GNMA mortgage pools	997	131

Total loans	10,863	$266

2018
Commercial	836	$71
Commercial real estate	39	15
Residential mortgages	191	18
Credit card	8,012	35
Other retail	334	5
Covered loans	1	–

Total loans, excluding loans purchased from GNMA mortgage pools	9,413	144
Loans purchased from GNMA mortgage pools	1,447	187

Total loans	10,860	$331